[Stein Roe logo]
                             STEIN ROE
                            MUTUAL FUNDS
                          ---------------
                        Building Wealth for
                     Generations [service mark]



                         November 26, 1997


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re:  Stein Roe Income Trust
     File No. 33-02633 and 811-4552

Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Statements of Additional Information of Stein Roe Income
Trust do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

STEIN ROE INCOME TRUST


NICOLETTE D. PARRISH

Nicolette D. Parrish
Vice-President and Assistant Secretary

Stein Roe Mutual Funds  One South Wacker Drive  Chicago, IL
60606-4685  312.368.7700
Liberty Securities Corporation, Distributor